JPMORGAN TRUST I

277 PARK AVENUE

NEW YORK, NEW YORK 10172

October 9, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorganTrust I (the “Trust”), on behalf of the
J.P. Morgan Funds listed on Appendix A (the “Funds”)
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses for the JPMorgan Emerging Markets Strategic Debt Fund dated March 1, 2019, as supplemented, and for the other Funds dated July 1, 2019, as supplemented. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated September 18, 2019 for the Funds.

Please contact the undersigned at 614-213-4042 if you have any questions concerning this filing.

Very truly yours,
/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

Appendix A

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Emerging Markets Strategic Debt Fund

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

JPMorgan Income Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Short Duration Core Plus Fund

JPMorgan Unconstrained Debt Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase